Average Annual Total Returns - Multi Trust Funds - Natixis Gateway Quality Income ETF		12 Months Ended	25 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Performance Inception Date	Dec. 12, 2023
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	22.32%
Natixis Gateway Quality Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.72%	15.98%
Natixis Gateway Quality Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.54%	12.15%
Natixis Gateway Quality Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.64%	10.64%